Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Employee benefit plans	$ 3	$ 2
Interest expense carryforward	55	13
Other credits	39	39
Tax receivable agreement	72	64
Other accrued expenses		10
Seller Earnouts	11	35
Fixed assets		2
Net operating losses	213	313
Other	5	4
Total	398	482
Valuation allowance on deferred tax assets	(127)	(226)
Total	271	256
Deferred tax liabilities
Intangible assets	(32)	(33)
Investment in partnership	(254)	(246)
Interest rate swap	30
Other	(9)	(10)
Total	(325)	(289)
Net deferred tax (liability) asset	$ (54)	$ (33)